3. STOCKHOLDERS' EQUITY (Details - Assumptions) (USD $)	12 Months Ended
Jun. 30, 2014
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Option life	5 years
Risk-free interest rate	3.00%
Stock volatility	479.00%
Dividend yield	$ 0
Weighted average fair value of grants	$ 0.90